Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity Based Compensation [Abstract]
Schedule of stock option activity
	For the year ended December 31, 2022
	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Life
Outstanding, beginning of year	557,785	$66.12	$23,079,520	7.76
Granted	10,405	27.74	—	—
Exercised	(79,724)	6.08	2,383,405	—
Canceled	(191,816)	98.42	—	—
Outstanding, end of year	296,650	59.28	686,035	6.14
Exercisable, end of year	254,118	49.40	685,914	5.89
Expected to vest, end of year	42,532	$117.80	$121	7.61
	For the year ended December 31, 2021
	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Life
Outstanding, beginning of year	645,146	$50.92	$84,731,639	8.65
Granted	50,595	239.02	—	—
Exercised	(44,301)	26.98	8,329,397	—
Canceled	(93,655)	90.06	—	—
Outstanding, end of year	557,785	66.12	23,079,520	7.76
Exercisable, end of year	293,095	38.76	16,036,993	7.05
Expected to vest, end of year	264,690	$96.90	$7,042,527	8.55

Schedule of weighted-average assumptions used in the black-scholes option pricing model
	2022	2021
Risk-free interest rate	3.46%–3.91%	0.65%–1.07%
Expected volatility	115.75%–116.01%	87.39%–90.89%
Expected life (in years)	6.00	6.00
Weighted average estimated fair value of options granted	$27.74	$188.10

Schedule of restricted stock awards and restricted stock units
	For the year ended December 31, 2022		For the year ended December 31, 2021
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares, beginning of year	153,242	$160.36	74,573	$128.06
Granted	400,363	22.42	124,574	176.32
Vested	(36,537)	144.78	(44,379)	159.22
Forfeited or surrendered	(174,128)	104.12	(1,526)	237.50
Unvested shares, end of year	342,940	$30.02	153,242	$160.36